Accruals and Other Payables (Tables)	6 Months Ended
Apr. 30, 2026
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables comprised of the following:

	April 30,	October 31,
	2026	2025
Borrowings from non-related parties	$393,222	$1,676,856
Employee benefits and salaries	48,770	48,118
Total	$441,992	$1,724,974

Schedule of Company's Principal Borrowings from Non-Related Parties

The following table summarizes the Group’s principal borrowings from non-related parties as of April 30, 2026 and October 31, 2025:

Lender	Nature	Interest Rate	Maturity Date	Secured/ Unsecured	April 30, 2026	October 31, 2025
Xu Hongzhao.	Borrowings from non-related individual	8%	November,1, 2025	Unsecured	-	1,557,689
Ouyi Health Management Co., Ltd.	Borrowings from private lender	3.65% from June to December 2024 and 0% from January 2025 to December 2026	December 31, 2026	Unsecured	107,334	102,966
CAPITAL VISTA LTD	Borrowings from private lender	6%	December 9, 2026	Unsecured	69,000	-
WSTOCK LIMITED	Borrowings from non-related individual	Non-interest bearing	April 1, 2027	Unsecured	200,000	-
Wu Xianhu	Borrowings from non-related individual	Non-interest bearing	-	Unsecured	13,915	13,349
Wang Qiming	Borrowings from non-related individual	Non-interest bearing	-	Unsecured	2,973	2,852
Total Borrowings					393,222	1,676,856